Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands							12 Months Ended
	Apr. 13, 2026 CNY (¥)	Apr. 13, 2026 USD ($)	Jan. 16, 2024 CNY (¥)	Jan. 16, 2024 USD ($)	Jan. 01, 2024 CNY (¥)	Jan. 01, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Aug. 29, 2024 CNY (¥)	Aug. 29, 2024 USD ($)	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)
Commitments and Contingencies [Line Items]
Rental subsidy amount							¥ 3,000			¥ 3,000	$ 429
Total guarantee							783		$ 111			¥ 5,869	$ 827
Quanzhou Meibiao Youxin Automobile Sales Service Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Damages paid value			¥ 700	$ 96
Zhuji Huarui Wenhua Equity Investment Partnership [Member]
Commitments and Contingencies [Line Items]
Damages paid value					¥ 10	$ 1
Overdue payment penalties					¥ 10,000	$ 1,430
Shanghai Jiehuan Intelligent Technology Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Damages paid value							5,800	$ 828
Shanghai Jiehuan Intelligent Technology Co., Ltd [Member] | Forecast [Member]
Commitments and Contingencies [Line Items]
Damages paid value	¥ 5,800	$ 828
Yidong New Energy Technology Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Damages paid value							1,499	213
Overdue payment penalties							¥ 414	$ 59